Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2023
Taxes on Income [Abstract]
Schedule of Taxes on Income	Taxes on income
	Year ended December 31,
	2023	2022	2021
	U.S. Dollars in thousands
Current taxes	$145	$62	$345
Deferred tax expenses (income)	-	-	-
Taxes in respect of prior years	-	-	-

Taxes on income	$145	$62	$345